CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.00000860216	$ 0.00000860216
Common stock, shares authorized	11,624,000,000	11,624,000,000
Common stock, shares issued	542,786	399,283
Common stock, shares outstanding	542,786	399,283
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.00000860216	$ 0.00000860216
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	825,750	825,750
Common stock, shares outstanding	825,750	825,750